Schedule of Taxes and Social Securities Payable (Details) - EUR (€)	Dec. 31, 2023	Dec. 31, 2022
Taxes And Social Securities Payable
Payroll Tax	€ 104,768	€ 175,308
Netherlands pension withholding	39,801
Total	€ 144,569	€ 175,308